Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 8,059,359	$ 8,782,077	$ 3,297,564
Restricted cash	2,100,000	2,100,000	2,100,000
Marketable investment securities			2,478,953
Accounts receivable, net	2,185,888	1,399,153	2,398,872
Inventory, net	2,698,310	2,349,345	2,119,084
Prepaid expenses and other current assets	290,389	116,619	262,133
PIPE exchange consideration	5,651,310
Other current assets		45,737
Total Current Assets	20,985,256	14,792,931	12,656,606
Property and equipment, net	210,463	143,852	234,308
Capitalized software development costs, net	2,674,845	1,540,121
Right-of-use assets	455,925	634,269	972,663
Other long-term assets	31,023	31,023	1,905,983
Total Assets	24,357,512	17,142,196	15,769,560
Current Liabilities:
Accounts payable	3,209,831	2,819,703	2,059,771
Deferred revenue	5,009,228	3,113,010	1,704,224
PIPE loan payable, net	3,734,990
Line of credit, bank	802,738	802,738	802,738
Margin line of credit account			1,980,937
Convertible notes payable			954,622
Dividend notes payable	118,362	4,023,923
Accrued interest	564,947	661,376	459,872
Accrued and other current liabilities	1,772,877	999,307	1,125,495
Accrued and other current liabilities - assumed in Merger	45,008	45,008
Lease liability, current portion	228,536	363,102	334,255
Total Current Liabilities	18,165,590	15,775,168	10,668,339
Non-current Liabilities:
PIPE loan payable, net		4,068,953
Dividend notes payable			4,023,923
Gross sales royalty payable	1,000,000	1,000,000	1,000,000
Lease liability, net of current portion	250,002	305,125	668,228
Other liabilities			63,015
Total Liabilities	20,043,824	21,782,978	19,687,288
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock, $0.0001 par value, 10 million shares authorized; zero shares issued and outstanding, respectively
Common stock value
Treasury stock at cost, 94 shares of common stock held, respectively	(2,037,000)	(2,037,000)	(2,037,000)
Additional paid-in capital	33,497,876	18,551,660	10,479,858
Accumulated other comprehensive loss			(1,662)
Accumulated deficit	(27,147,288)	(21,155,496)	(12,358,924)
Total Stockholders’ Deficit	4,313,688	(4,640,781)	(3,917,728)
Total Liabilities and Stockholders’ Deficit	24,357,512	17,142,196	15,769,560
Previously Reported [Member]
Current Assets:
Cash and cash equivalents		10,882,077
Restricted cash
Marketable investment securities
Accounts receivable, net		1,399,153
Inventory, net		2,349,345
Prepaid expenses and other current assets		116,619
Other current assets		45,737
Total Current Assets		14,792,931
Property and equipment, net		143,852
Capitalized software development costs, net		1,540,121
Right-of-use assets		634,269
Other long-term assets		31,023
Total Assets		17,142,196
Current Liabilities:
Accounts payable		2,819,703
Deferred revenue		3,113,010
Line of credit, bank		802,738
Margin line of credit account
Convertible notes payable
Dividend notes payable		4,023,923
Accrued interest		661,376
Accrued and other current liabilities		999,307
Accrued and other current liabilities - assumed in Merger		45,008
Lease liability, current portion		363,102
Total Current Liabilities		15,775,168
Non-current Liabilities:
PIPE loan payable, net		4,068,953
Dividend notes payable
Gross sales royalty payable		1,000,000
Lease liability, net of current portion		305,125
Other liabilities
Total Liabilities		21,782,978
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock, $0.0001 par value, 10 million shares authorized; zero shares issued and outstanding, respectively
Treasury stock at cost, 94 shares of common stock held, respectively		(2,037,000)
Additional paid-in capital		18,551,660
Accumulated other comprehensive loss
Accumulated deficit		(21,155,496)
Total Stockholders’ Deficit		(4,640,781)	(3,917,728)
Total Liabilities and Stockholders’ Deficit		17,142,196
Series A Convertible Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock, $0.0001 par value, 10 million shares authorized; zero shares issued and outstanding, respectively
Series A Common Stock [Member]
Stockholders’ Deficit:
Common stock value	80	52
Series A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Deficit:
Common stock value		52
Series B Common Stock [Member]
Stockholders’ Deficit:
Common stock value	20	3
Series B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Deficit:
Common stock value		3
Nonrelated Party [Member]
Current Liabilities:
Notes payable, current portion	10,573	10,001	9,425
Non-current Liabilities:
Note payables, net of current portion	4,232	9,732	2,402,783
Nonrelated Party [Member] | Previously Reported [Member]
Current Liabilities:
Notes payable, current portion		10,001
Non-current Liabilities:
Note payables, net of current portion		9,732
Related Party [Member]
Current Liabilities:
Notes payable, current portion	2,668,500	2,937,000	1,237,000
Non-current Liabilities:
Note payables, net of current portion	$ 624,000	624,000	$ 861,000
Related Party [Member] | Previously Reported [Member]
Current Liabilities:
Notes payable, current portion		2,937,000
Non-current Liabilities:
Note payables, net of current portion		$ 624,000